Document and Entity Information	Aug. 07, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001888654
Document Type	8-K
Document Period End Date	Aug. 07, 2025
Entity Registrant Name	5E ADVANCED MATERIALS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-41279
Entity Tax Identification Number	87-3426517
Entity Address, Address Line One	9329 Mariposa Road
Entity Address, Address Line Two	Suite 210
Entity Address, City or Town	Hesperia
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92344
City Area Code	(442)
Local Phone Number	221-0225
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.01 par value per share
Trading Symbol	FEAM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true